UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Preferred Income Strategies Fund, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Preferred Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Preferred Securities
		Par
Industry	Capital Trusts	(000)	Value
Building Products - 0.6%	C8 Capital SPV Ltd., 6.64% (a)(b)(c)	$ 3,915	$ 1,643,830
Capital Markets - 4.1%	Ameriprise Financial, Inc., 7.518%, 6/01/66 (c)	7,600	4,102,252
	Lehman Brothers Holdings Capital Trust V,
	3.0125% (b)(c)(d)(e)	6,400	640
	State Street Capital Trust III, 8.25% (b)(c)(f)	2,920	2,220,280
State Street Capital Trust IV, 2.996%,
	6/01/67 (c)	12,535	4,274,360
			10,597,532
Commercial Banks - 22.9%	ABN AMRO North America Holding Preferred Capital
	Repackaging Trust I, 6.523% (a)(b)(c)(f)	12,035	8,568,968
	Abbey National Capital Trust I, 8.963% (b)(c)	2,811	1,825,005
	BB&T Capital Trust IV, 6.82%, 6/12/77 (c)	8,350	4,923,294
	Bank One Capital III, 8.75%, 9/01/30 (f)	2,000	1,841,334
Bank of Ireland Capital Funding II, LP,
	5.571% (a)(b)(c)	8,065	801,500
Bank of Ireland Capital Funding III, LP,
	6.107% (a)(b)(c)	8,575	852,586
	Barclays Bank Plc, 5.926% (a)(b)(c)	8,500	3,652,450
	First Empire Capital Trust II, 8.277%, 6/01/27	3,630	2,445,313
HSBC America Capital Trust I, 7.808%,
	12/15/26 (a)	2,000	1,594,274
HSBC Capital Funding LP/Jersey Channel
	Islands, 10.176% (a)(b)(c)(f)	4,835	4,186,486
HSBC Finance Capital Trust IX, 5.911%,
	11/30/35 (c)	7,300	2,826,560
	Huntington Capital III, 6.65%, 5/15/37 (c)	2,885	1,229,878
	Lloyds Banking Group Plc, 6.657%, 11/21/49 (a)(b)(c)	5,000	944,535
	National City Preferred Capital Trust I, 12% (b)(c)	1,100	988,724
NationsBank Capital Trust III, 1.644%,
	1/15/27 (c)	13,470	6,521,110
	Regions Financing Trust II, 6.625%, 5/15/47 (c)	3,935	2,072,989
	Royal Bank of Scotland Group Plc, 7.648% (b)(c)	3,930	1,139,150
	Royal Bank of Scotland Group Plc, 9.118% (b)(f)	4,800	1,751,904
	SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)	3,550	3,377,639
	Standard Chartered Bank, 7.014% (a)(b)(c)	9,575	3,744,313
	SunTrust Preferred Capital I, 5.853% (b)(c)	2,650	1,378,000
	Wells Fargo Capital XIII Series GMTN, 7.70% (b)(c)	3,525	2,527,372
			59,193,384
Consumer Finance - 1.4%	MBNA Capital A, 8.278%, 12/01/26 (f)	4,630	3,551,358
Diversified Financial Services - 6.5%	AgFirst Farm Credit Bank, 8.393%, 12/15/16 (c)	4,000	2,831,168
	Farm Credit Bank of Texas Series 1, 7.561% (b)(c)	2,500	1,274,000
	ING Capital Funding Trust III, 8.439% (b)(c)	6,066	2,731,999
	JPMorgan Chase & Co., 7.90% (b)(c)	2,175	1,653,109
JPMorgan Chase Capital XXIII, 3.149%,
	5/15/77 (c)(g)	8,375	3,353,007
	JPMorgan Chase Capital XXV, 6.80%,
	10/01/37	6,150	4,855,044
			16,698,327
Electric Utilities - 1.3%	PPL Capital Funding, 6.70%, 3/30/67 (c)	5,925	3,258,750

1

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Capital Trusts	(000)	Value
Insurance - 55.1%	AON Corp., 8.205%, 1/01/27 (f)	$ 10,000	$ 6,288,960
	Ace Capital Trust II, 9.70%, 4/01/30	11,300	9,178,482
	The Allstate Corp., 6.50%, 5/15/57 (c)	12,775	8,247,783
	The Allstate Corp. Series B, 6.125%, 5/15/67 (c)	10,450	6,926,970
	American International Group, Inc., 8.175%,
	5/15/58 (a)(c)	13,925	5,168,807
	American International Group, Inc., 6.25%,
	3/15/87	11,220	3,632,475
	Chubb Corp., 6.375%, 3/29/67 (c)	17,700	11,947,411
	Everest Reinsurance Holdings, Inc., 6.60%,
	5/01/67 (c)	14,280	5,885,602
	Farmers Exchange Capital, 7.05%, 7/15/28 (a)	15,000	8,740,950
	GE Global Insurance Holding Corp., 7.75%,
	6/15/30 (f)	10,000	8,923,670
	Genworth Financial, Inc., 6.15%, 11/15/66 (c)	3,000	507,216
	Liberty Mutual Group, Inc., 7%, 3/15/37 (a)(c)	10,150	4,724,449
	Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(c)	7,925	4,755,000
	Lincoln National Corp., 7%, 5/17/66 (c)	12,000	5,544,600
	Lincoln National Corp., 6.05%, 4/20/67 (c)	5,025	2,261,250
	Nationwide Life Global Funding I, 6.75%, 5/15/67	9,675	4,228,314
	Oil Casualty Insurance Ltd., 8%, 9/15/34 (a)	3,605	2,415,408
	Principal Life Insurance Co., 8%, 3/01/44 (a)	6,325	5,136,963
	Progressive Corp., 6.70%, 6/15/37 (c)	11,650	6,563,389
Reinsurance Group of America, 6.75%,
	12/15/65 (c)	3,000	1,113,765
	Swiss Re Capital I LP, 6.854% (a)(b)(c)	8,875	3,082,829
	The Travelers Cos., Inc., 6.25%, 3/15/67 (c)	22,850	15,076,087
	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (c)	1,300	481,559
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)	17,110	7,699,500
Zenith National Insurance Capital Trust I,
	8.55%, 8/01/28 (a)	3,750	3,515,625
			142,047,064
Multi-Utilities - 3.5%	Dominion Resources Capital Trust I, 7.83%,
	12/01/27	10,000	8,203,870
	Puget Sound Energy, Inc. Series A, 6.974%,
	6/01/67 (c)	1,825	926,187
			9,130,057
Oil, Gas & Consumable Fuels - 5.2%	Enterprise Products Operating LLC, 8.375%,
	8/01/66 (c)	4,225	2,661,750
	Southern Union Co., 7.20%, 11/01/66 (c)	14,400	6,120,000
	TransCanada PipeLines Ltd., 6.35%, 5/15/67 (c)	8,300	4,723,372
			13,505,122
Road & Rail - 1.0%	BNSF Funding Trust I, 6.613%, 12/15/55 (c)	3,750	2,596,875
Thrifts & Mortgage Finance - 0.6%	Webster Capital Trust IV, 7.65%, 6/15/37 (c)	3,875	1,592,927
	Total Capital Trusts - 102.2%		263,815,226
	Preferred Stocks	Shares
Capital Markets - 0.4%	Deutsche Bank Contingent Capital Trust II, 6.55%	72,200	968,202
Commercial Banks - 10.6%	Barclays Bank Plc, 8.125%	225,000	3,150,000
	First Tennessee Bank NA, 3.90% (a)(c)	4,650	1,578,094
	HSBC USA, Inc. Series D, 4.50% (c)	131,700	1,621,227
	HSBC USA, Inc. Series H, 6.50%	120,000	2,170,800
	Provident Financial Group, Inc., 7.75%	166,800	3,044,100
	Royal Bank of Scotland Group Plc Series L, 5.75%	20,000	90,800
2

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Preferred Stocks	Shares	Value
	Royal Bank of Scotland Group Plc Series M, 6.40%	15,000	$ 75,750
	SG Preferred Capital II, 6.302% (c)(h)	23,000	12,420,000
	Santander Finance Preferred SA Unipersonal, 6.80%	188,600	3,211,858
			27,362,629
Diversified Financial Services - 4.3%	Cobank ACB, 7% (a)(h)	152,000	4,086,064
	JPMorgan Chase Capital XXI Series U, 2.12%,
	2/02/37 (c)	15,525,000	6,990,116
			11,076,180
Electric Utilities - 4.2%	Alabama Power Co., 5.83%	14,000	327,600
	Alabama Power Co., 6.50%	145,000	3,335,000
	Entergy Arkansas, Inc., 6.45%	114,400	2,470,331
	Entergy Louisiana LLC, 6.95%	49,850	2,492,500
	Interstate Power & Light Co. Series B, 8.375%	80,000	2,136,000
			10,761,431
Insurance - 26.1%	AXA SA, 6.379% (a)(c)	13,470,000	5,823,566
	Aspen Insurance Holdings Ltd., 7.401% (c)	194,000	2,847,920
	Axis Capital Holdings Ltd. Series A, 7.25%	129,300	2,191,635
	Axis Capital Holdings Ltd. Series B, 7.50% (c)	36,000	2,206,127
	Endurance Specialty Holdings Ltd. Series A, 7.75%	139,200	2,257,824
	Financial Security Assurance Holdings Ltd.,
	6.40% (a)(c)	6,930,000	1,694,454
Great West Life & Annuity Insurance Co.,
	7.153% (a)(c)	7,500,000	4,557,615
	MetLife, Inc., 6.40%, 12/15/66	16,825,000	10,229,364
	MetLife, Inc. Series B, 6.50%	904,400	15,555,680
	PartnerRe Finance II, 6.44% (c)	5,700,000	2,216,234
	Prudential Plc, 6.50%	92,400	1,556,940
	RenaissanceRe Holding Ltd. Series D, 6.60%	435,000	8,004,000
	Zurich RegCaPS Funding Trust, 6.58% (a)(c)	9,800	8,296,313
			67,437,672
Multi-Utilities - 3.3%	Dominion Resources, Inc., 7.50% (c)	8,400,000	4,872,000
	Pacific Gas & Electric Co. Series A, 6%	140,000	3,605,000
			8,477,000
Thrifts & Mortgage Finance - 0.3%	Sovereign Bancorp, Inc. Series C, 7.30% (i)	48,000	744,000
Wireless Telecommunication	Centaur Funding Corp., 9.08% (a)	2,423	1,525,733
Services - 0.6%
	Total Preferred Stocks - 49.8%		128,352,847
	Real Estate Investment Trusts
Real Estate Investment	BRE Properties, Inc. Series D, 6.75%	35,000	579,250
Trusts (REITs) - 6.6%	Developers Diversified Realty Corp., 8%	400,000	2,960,000
	First Industrial Realty Trust, Inc., 6.236% (c)	2,390	898,491
	Firstar Realty LLC, 8.875% (a)	4,000	4,087,500
	Kimco Realty Corp. Series F, 6.65%	50,000	770,000
	Public Storage, Inc. Series I, 7.25%	160,000	3,715,200
	Public Storage Series F, 6.45%	40,000	743,600
	Public Storage Series M, 6.625%	71,900	1,438,000
	Regency Centers Corp. Series D, 7.25%	100,000	1,800,000
	Total Real Estate Investment Trusts - 6.6%		16,992,041
		Par
	Trust Preferreds	(000)
Commercial Banks - 0.4%	KeyCorp Capital IX, 6.75%	$ 1,868	1,077,151
Communications Equipment - 0.5%	Corporate-Backed Trust Certificates,
	Motorola Debenture Backed Series 2002-14,
	8.375%, 11/15/28	2,000	1,181,846

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Trust Preferreds	(000)	Value
Consumer Finance - 4.3%	Capital One Capital II, 7.50%, 6/15/66	$ 16,702	$ 11,120,052
Diversified Financial Services - 1.4%	Citigroup Capital XVII, 6.35%, 3/15/67	4,548	1,779,696
	ING Groep NV, 7.20% (b)	3,500	1,771,700
			3,551,396
Electric Utilities - 3.7%	Georgia Power Co. Series O, 1.475%, 4/15/33	1,250	1,243,812
	HECO Capital Trust III, 6.50%, 3/18/34	1,250	1,096,326
	National Rural Utilities Cooperative Finance
	Corp., 6.75%, 2/15/43	1,250	1,144,387
	PPL Energy Supply LLC, 7%, 7/15/46	5,835	5,979,092
			9,463,617
Gas Utilities - 5.3%	Southwest Gas Capital II, 7.70%, 9/15/43	15,125	13,593,258
Insurance - 4.3%	ABN AMRO North America Capital Funding
	Trust II, 2.874% (a)(b)(c)	11,000	1,629,601
	Lincoln National Capital VI Series F, 6.75%,
	9/11/52	5,000	3,649,062
	W.R. Berkley Capital Trust II, 6.75%, 7/26/45	7,375	5,876,553
			11,155,216
Thrifts & Mortgage Finance - 1.7%	Countrywide Financial Corp., 6.75%, 4/01/33	9,451	4,519,458
	Total Trust Preferreds - 21.6%		55,661,994
	Total Preferred Securities - 180.2%		464,822,108
	Corporate Bonds
Beverages - 1.3%	Anheuser-Busch InBev Worldwide, Inc.,
	8.20%, 1/15/39 (a)	3,200	3,224,698
Insurance - 3.2%	Oil Insurance Ltd., 7.558% (a)(b)(c)	5,000	2,009,600
	QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)	5,967	5,916,048
Structured Asset Repackaged Trust Series
	2004-1, 1.633%, 4/21/11 (c)	425	309,960
			8,235,608
	Total Corporate Bonds - 4.5%		11,460,306
	Investment Companies	Shares
	UltraShort Real Estate ProShares	145,000	8,601,400
	Total Investment Companies - 3.3%		8,601,400
	Total Long-Term Investments
	(Cost - $837,881,919) - 188.0%		484,883,814
		Beneficial
		Interest
	Short-Term Securities	(000)
	BlackRock Liquidity Series,
	LLC Cash Sweep Series, 0.66% (j)(k)	$ 20,955	20,954,902
	Total Short-Term Securities
	(Cost - $20,954,902) - 8.1%		20,954,902
	Total Investments
	(Cost - $858,836,821*) - 196.1%		505,838,716
	Liabilities in Excess of Other Assets - (6.8)%		(17,585,489)
	Preferred Shares, at Redemption Value - (89.3)%		(230,294,611)
	Net Assets Applicable to Common Shares - 100.0%	$ 257,958,616

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 859,893,097
Gross unrealized appreciation	$ 3,258,510
Gross unrealized depreciation	(357,312,891)
Net unrealized depreciation	$ (354,054,381)

BlackRock Preferred Income Strategies Fund, Inc. Schedule of Investments January 31, 2009 (Unaudited)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Security is perpetual in nature and has no stated maturity date.
(c) Variable rate security. Rate shown is as of report date.
(d) Non-income producing security.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) All or a portion of security held as collateral in connection with open reverse repurchase agreements.
(g) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(h) Security is valued in accordance with the Fund’s fair valuation policy.
(i) Depositary receipts.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (7,848,102)	$ 64,859

(k) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Financial futures contracts purchased as of January 31, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Amount	Depreciation
296	10-Year US
	Treasury Notes	March 2009	$ 36,591,275	$ (280,400)

• Reverse repurchase agreements outstanding as of January 31, 2009 were as follows:
	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays Bank Plc	2.97%	12/03/08	5/15/09	$ 7,220,226	$ 7,125,000
Barclays Bank Plc	2.93%	12/05/08	5/15/09	2,778,476	2,743,200
Barclays Bank Plc	2.75%	12/11/08	5/15/09	7,713,388	7,625,430
Barclays Bank Plc	2.75%	12/30/08	5/15/09	8,157,602	8,073,725
Barclays Bank Plc	1.87%	1/09/09	5/15/09	2,342,432	2,327,200
Total				$ 28,212,124	$ 27,894,555

• Credit default swaps on single-name issues - buy protection outstanding as of
January 31, 2009 were as follows:

	Pay			Notional	Unrealized
	Fixed			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)
Carnival Corp.	2.35%	Goldman Sachs Bank
		USA	December 2013	$ 3,000	$ 131,487
American Express
Co.	4.05%	Citibank NA	December 2013	$ 5,000	(238,210)
Altria Group, Inc.	1.03%	Deutsche Bank AG	December 2013	$ 8,000	45,448
Total					$ (61,275)

BlackRock Preferred Income Strategies Fund, Inc. Schedule of Investments January 31, 2009 (Unaudited)

  Credit default swaps on single-name issues - sold protection outstanding as of January 31, 2009 were as follows:
	Receive				Notional
	Fixed			Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Depreciation
Philip Morris			December
International, Inc.	1.73%	Deutsche Bank AG	2013	A	$ 8,000	$ (34,560)
[1] Using Standard and Poor's rating of the issuer.

[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation
Inputs	Investments in Securities		Other Financial Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	$ 117,166,536	-	-	$ (280,400)
Level 2	372,166,116	$ (27,894,555)	$ 176,935	(238,210)
Level 3	16,506,064	-	-	(34,560)
Total	$ 505,838,716	$ (27,894,555)	$ 176,935	$ (553,170)

* Other financial instruments are futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments*
Balance, as of November 1, 2008	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	$ (15,542,780)	$ (65,256)
Net purchases (sales)	-	-
Net transfers in/out of Level 3	32,048,844	30,696
Balance, as of January 31, 2009	$ 16,506,064	$ (34,560)

* Other financial instruments are swap contracts. Swap contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Income Strategies Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Preferred Income Strategies Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Income Strategies Fund, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Income Strategies Fund, Inc.

Date: March 25, 2009